Organization and Principal Activities	12 Months Ended
Sep. 30, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

FLJ Group Limited (formerly known as “Q&K International Group Limited”) (the “Company” or “FLJ”), its subsidiaries and consolidated variable interest entities (the “Group”) is a rental apartment operation platform in the People’s Republic of China (the “PRC”), that provides rental and value-added services to young, emerging urban residents since 2012. The Group sources and converts apartments to standardized furnished rooms and leases to young people seeking affordable residence in cities in the PRC. The Company has changed its corporate name from “Q&K International Group Limited” to “FLJ Group Limited”, effective on September 13, 2022. In addition, the Company began trading under the new ticker symbol “FLJ” on the NASDAQ effective on September 26, 2022.

-	Reverse ADS split and share subdivision

Effective on March 7, 2022, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing thirty (30) Class A ordinary share to one (1) ADS representing one hundred and fifty (150) Class A ordinary shares. For the ADS holders, the change in the ADS ratio had the same effect as a one-for-five reverse ADS split for the period from March 7, 2022 through November 1, 2023. There will be no change to the Group’s Class A ordinary shares. The exchange of every five (5) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.

Effective on September 18, 2023, the Board of Directors effected a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares with a par value of US$0.00001 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.0000001. Immediately following the share subdivision, the authorized share capital of the Company of US$450,000 divided into 3,750,000,000,000 Class A Ordinary Shares, 250,000,000,000 Class B Ordinary Shares, and 500,000,000,000 Preferred Shares, each at a par value US$0.0000001. In the same time, The Group also increase its share capital from $450,000 into $1,000,000. The authorized share capital of the Company of US$1,000,000 divided into 8,500,000,000,000 Class A Ordinary Shares, 1,000,000,000,000 Class B Ordinary Shares, and 500,000,000,000 Preferred Shares, each at a par value US$0.0000001. The Company believes it is appropriate to reflect the share subdivision on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

Effective on November 2, 2023, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing one hundred and fifty (150) Class A ordinary shares to one (1) ADS representing fifteen thousand (15,000) Class A ordinary shares. The ADS reverse split corresponds with the share subdivision effected on September 18, 2023. For the ADS holders, the change in the ADS ratio will have the same effect a one-for-one-hundred reverse ADS split for the period from November 2, 2023 through December 6, 2023. There will be no change to the Group’s Class A ordinary shares. The exchange of every one hundred (100) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.

Further effective on December 7, 2023, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing fifteen thousand (15,000) Class A ordinary shares to one (1) ADS representing six hundred thousand (600,000) Class A ordinary shares. For the ADS holders, the change in the ADS ratio will have the same effect a one-for-forty reverse ADS split since December 7, 2023. There will be no change to the Group’s Class A ordinary shares. The exchange of every forty (40) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.

-	Disposals of subsidiaries

On October 26, 2021 and December 17, 2021, the Group transferred of all of its equity interest in Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting”) and Qingke (China) Limited (“Q&K HK”), respectively, to Wangxiancai Limited, which is a related party of the Group, and is beneficially owned by the legal representative and executive director of one of the Group’s subsidiaries (the “First Equity Transfer”). The Equity Transfer was made at nominal consideration. As of September 30, 2022, the Group did not account for the transfer of equity interest in Q&K HK, Q&K Investment Consulting and Q&K E-commerce as a discontinued operation, as FLJ is the primary beneficiary of Q&K HK, Q&K Investment Consulting and Q&K E-commerce as FLJ has the power to direct the activities of these companies that most significantly impact their economic performance and FLJ has the obligation to absorb losses of these companies that could potentially be significant to these companies since their inception. The Group accounted for Q&K HK, Q&K Investment Consulting and Q&K E-commerce as variable interest entities.

On October 31, 2023, the Group transferred of all of its equity interest in Haoju (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”), to Wangxiancai Limited, at nominal consideration (the “Second Equity Transfer”).

Upon deconsolidation of Q&K AI, the Group would no longer provide rental and value-added services in China. The management believed the closing of the Second Equity Transfer represented a strategic shift that had a major effect on the Company’s operations and financial results. The disposals of Q&K Investment Consulting, Q&K HK and Q&K AI are accounted as discontinued operations in accordance with ASC 205-20.

-	Acquisition of new business

On December 28, 2023, the Group closed equity acquisition of Alpha Mind Technology Limited (“Alpha Mind”), which conducts insurance agency and insurance technology businesses in the PRC. The Group acquired all the issued and outstanding shares in Alpha Mind for an aggregate all-cash purchase price of US$180,000,000, paid in the form of the Notes delivered to each of the Sellers of Alpha Mind in an aggregate amount equal to the purchase price. The Notes have a maturity of 90 days from the closing date, bear an interest rate of three percent (3%) per annum and are secured by all of the issued and outstanding equity of Alpha Mind and all of the assets of Alpha Mind and its subsidiaries. In February 2024, the Company and the sellers of Alpha Mind agreed to extend the maturity date of the Notes to June 30, 2024.

As of September 30, 2023, the Group’s significant subsidiaries was comprised of the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
QK365.com INC. (BVI)	September 29, 2014	BVI	100%	Holding
Fenglinju (China) Hong Kong Limited (“Fenglinju”)	October 21, 2021	Hong Kong	100%	Holding
Shanghai Meileju Intelligence Technology Co., Ltd. (“Meileju”)	June 24, 2021	PRC	100%	Holding